DEFERRED GOVERNMENT GRANT (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred government grant
Beginning balance	$ 2,245,000	¥ 14,350,000	¥ 16,046,000
Recognized as income during the year	(46,000)	(302,000)	(1,394,000)	¥ 3,534,000
Total balance of deferred government grant	2,199,000	14,350,000	14,652,000
Less: current portion			302,000
Balance of non-current deferred government grant	$ 2,199,000	¥ 14,350,000	¥ 14,350,000	¥ 16,046,000